Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Total	Less than 1 year	1 - 2 years	Thereafter
Lease commitments	$98	$98	$-	$-